Cover	Jul. 11, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 11, 2023
Entity File Number	001-41317
Entity Registrant Name	Lakeshore Acquisition II Corp.
Entity Central Index Key	0001867287
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	667 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10065
City Area Code	917
Local Phone Number	327-9933
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary Shares
Title of 12(b) Security	Ordinary Shares
Trading Symbol	LBBB
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	LBBBW
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	LBBBR
Security Exchange Name	NASDAQ
Units
Title of 12(b) Security	Units
Trading Symbol	LBBBU
Security Exchange Name	NASDAQ